SUMMARY OF ACTIVITY OF DISCONTINUED OPERATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Recoveries	$ 74	$ 63
Other expense, net	(119)	(147)
Net loss	$ (45)	$ (84)